Property and equipment, net	12 Months Ended
Dec. 31, 2015
Property and equipment, net [Abstract]
Property and equipment, net

7. Property and equipment, net

The following is a summary of property and equipment, net:

	As of December 31,
	2014	2015
	RMB	RMB	US$ (Note 2(d))
Computers and equipment	43,961	89,127	13,758
Leasehold improvements	43,684	71,800	11,084
Buildings	—	2,578	398
Furniture and fixtures	6,343	15,479	2,390
Vehicles	—	156	24
Software	11,920	23,850	3,682
Subtotal	105,908	202,990	31,336
Less: Accumulated depreciation	(36,542)	(63,287)	(9,770)
Property and equipment subject to depreciation	69,366	139,703	21,566
Construction in progress	2,944	5,487	848
Total	72,310	145,190	22,414

Depreciation expenses for the years ended December 31, 2013, 2014 and 2015 were RMB8,764, RMB10,869 and RMB28,041, respectively.